BONDS AND NOTES ISSUED (Details) S/ in Thousands, Bs. in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Nov. 30, 2016	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BOB (Bs.)	Mar. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis		Treasury of the United States of America's plus 20 basis points
Notes And Debenture Issued Excluding Accrued Interest			S/ 15,270,665				S/ 16,049,234
Interest payable			186,875				193,023
Notes and debentures issued			15,457,540				16,242,257
Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis		Libor 3 month plus 2.79 basis points
Subordinated bonds Third Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount | Bs.					Bs. 70,000
Subordinated bonds Third Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount | Bs.					137,200
Senior note [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest			1,977,410				1,958,571
Fixed interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest			15,270,665				16,049,234
Fixed interest rate [member] | Cash flow hedges [member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest			S/ 577,390				565,449
Fixed interest rate [member] | Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]		5.38
Borrowings Interest Payment Basis	[1]		Semi-annual
Borrowings, maturity	[1]		September 2020
Issued amount | $	[1]			$ 800,000
Notes And Debenture Issued Excluding Accrued Interest	[1]		S/ 2,671,647				2,612,379
Fixed interest rate [member] | Senior Notes Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[1]		Between 2.75 and 4.25
Borrowings Interest Payment Basis	[1]		Semi-annual
Borrowings, maturity	[1]		Between January 2018 and April 2023
Issued amount | $	[1],[2]			596,455
Notes And Debenture Issued Excluding Accrued Interest	[1]		S/ 1,225,109				1,948,082
Fixed interest rate [member] | Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[3]		4.25
Borrowings Interest Payment Basis	[3]		Semi-annual
Borrowings, maturity	[3]		April 2023
Issued amount | $	[3]			350,000
Notes And Debenture Issued Excluding Accrued Interest	[3]		S/ 1,123,542				1,066,904
Fixed interest rate [member] | Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[4]		2.25
Borrowings Interest Payment Basis	[4]		Semi-annual
Borrowings, maturity	[4]		October 2019
Issued amount | $	[4]			300,000
Notes And Debenture Issued Excluding Accrued Interest	[4]		S/ 996,355				954,131
Fixed interest rate [member] | Corporate bonds Second Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Between 7.47 and 8.50
Borrowings Interest Payment Basis			Quarterly
Borrowings, maturity			Between June and July 2018
Issued amount			S/ 200,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 0				194,883
Fixed interest rate [member] | Corporate bonds Fourth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Between 5.31 and 7.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			Between December 2021 and November 2022
Issued amount			S/ 550,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 529,515				530,034
Fixed interest rate [member] | Corporate bonds Fourth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.56
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			July 2018
Issued amount			S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 0				86,513
Fixed interest rate [member] | Corporate bonds Fourth Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			7.16
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			June 2019
Issued amount			S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 100,000				89,087
Fixed interest rate [member] | Corporate bonds Fifth Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.41
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			April 2019
Issued amount			S/ 172,870
Notes And Debenture Issued Excluding Accrued Interest			S/ 162,561				162,096
Fixed interest rate [member] | Corporate bonds Fifth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.59
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			September 2019
Issued amount			S/ 150,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 128,342				136,311
Fixed interest rate [member] | Corporate bonds Fifth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.625
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			November 2019
Issued amount			S/ 138,410
Notes And Debenture Issued Excluding Accrued Interest			S/ 124,019				123,761
Fixed interest rate [member] | Subordinated bonds - BCP One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.13
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			April 2027
Issued amount | $	[5]			720,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 2,436,615				2,333,152
Fixed interest rate [member] | Subordinated bonds - BCP Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.88
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			September 2026
Issued amount | $	[6]			350,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 1,151,325				1,135,050
Fixed interest rate [member] | Junior Subordinated bonds - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[7]		9.75
Borrowings Interest Payment Basis	[7]		Semi-annual
Borrowings, maturity	[7]		November 2069
Issued amount | $	[7]			250,000
Notes And Debenture Issued Excluding Accrued Interest	[7]		S/ 840,543				813,695
Fixed interest rate [member] | Subordinated bonds First Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.22
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			May 2027
Issued amount			S/ 15,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 15,000				15,000
Fixed interest rate [member] | Subordinated bonds First Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.97
Borrowings Interest Payment Basis			Quarterly
Borrowings, maturity			November 2026
Issued amount | $				60,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 201,933				193,900
Fixed interest rate [member] | Subordinated bonds Second Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			8.50
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			May 2026
Issued amount			S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 100,000				100,000
Fixed interest rate [member] | Subordinated bonds Second Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			7.22
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			June 2027
Issued amount			S/ 30,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 30,000				29,953
Fixed interest rate [member] | Negotiable certificate of deposit - Mibanco [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Between 1.80 and 5.90
Borrowings Interest Payment Basis			Annual
Borrowings, maturity			Between January 2018 and January 2024
Issued amount			S/ 2,998
Notes And Debenture Issued Excluding Accrued Interest			S/ 1,190				1,461
Fixed interest rate [member] | Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[8]		6.88
Borrowings Interest Payment Basis	[8]		Semi-annual
Borrowings, maturity	[8]		September 2026
Issued amount | $	[8]			126,120
Notes And Debenture Issued Excluding Accrued Interest	[8]		S/ 408,544				390,450
Fixed interest rate [member] | Leasing bonds Fifth Program [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[9]		8.72
Borrowings Interest Payment Basis	[9]		Quarterly
Borrowings, maturity	[9]		August 2018
Issued amount	[9]		S/ 100,000
Notes And Debenture Issued Excluding Accrued Interest	[9]		S/ 0				100,000
Fixed interest rate [member] | Corporate bonds Fifth Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.91
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			January 2020
Issued amount			S/ 182,410
Notes And Debenture Issued Excluding Accrued Interest			S/ 167,649				167,500
Fixed interest rate [member] | Subordinated bonds Third Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.19
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			December 2022
Issued amount			S/ 40,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 39,862				39,978
Fixed interest rate [member] | Subordinated bonds Third Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			7.75
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			July 2024
Issued amount			S/ 88,009
Notes And Debenture Issued Excluding Accrued Interest			S/ 88,009				87,869
Fixed interest rate [member] | Subordinated bonds Third Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			6.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			August 2028
Issued amount | Bs.					70,000
Notes And Debenture Issued Excluding Accrued Interest			S/ 34,418				33,072
Fixed interest rate [member] | Subordinated bonds Third Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			5.25
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			August 2022
Issued amount | Bs.					Bs. 137,200
Notes And Debenture Issued Excluding Accrued Interest			S/ 68,168				65,677
Fixed interest rate [member] | Senior Notes Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.85
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			October 2020
Issued amount			S/ 2,000,000
Fixed interest rate [member] | Corporate Bonds Fifth Program Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.59
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			July 2021
Issued amount			S/ 70,770
Notes And Debenture Issued Excluding Accrued Interest			S/ 65,300				0
Fixed interest rate [member] | Corporate Bonds Fifth Program Six [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			4.88
Borrowings Interest Payment Basis			Semi-annual
Borrowings, maturity			October 2021
Issued amount						S/ 42,200
Notes And Debenture Issued Excluding Accrued Interest						S/ 29,729	0
Two Thousand Twelve Series C Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[10]		4.75
Borrowings Interest Payment Basis	[10]		Monthly
Borrowings, maturity	[10]		July 2022
Issued amount | $	[10]			315,000
Notes And Debenture Issued Excluding Accrued Interest	[10]		S/ 543,896				670,132
Floating Interest Rate Member [Member] | Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	[8]		Libor
Borrowings Interest Payment Basis	[8]		Semi-annual
Borrowings, maturity	[8]		November 2021
Issued amount | $	[8]			$ 2,960
Notes And Debenture Issued Excluding Accrued Interest	[8]		S/ 9,984				S/ 9,593

[1]	The Group can redeem all or part of the bonds at any date, taking as penalty an interest rate equal to the Treasury of the United States of America’s plus 40 basis points. Payment of principal will take place on the date of maturity or redemption of the bonds.
[2]	In June 2014, the Group offered an exchange to the holders of senior notes, by which the notes were partially replaced with new notes, at market rate, with the same characteristics of the senior notes mentioned in (i) above.
[3]	The Group can redeem all or part of the notes at any date, taking as penalty an interest rate equal to the Treasury of the United States of America’s plus 50 basis points. Payment of principal will take place on the date of maturity or redemption of the notes.
[4]	The Group can redeem all or part of the notes at any time, subject to a penalty of an interest rate equal to the Treasury of the United States of America’s plus 20 basis points. The payment of principal will take place on the maturity date of the notes or when the Group redeems them.
[5]	From 2022, the Bank will pay a floating interest rate of Libor 3 month plus 704.3 basis points. Between April 24, 2017 and April 24, 2022, the Bank can redeem all or part of the subordinated bonds taking as penalty an interest rate equal to the Treasury of the United States of America’s plus 50 basis points. Additionally, from April 25, 2022 or at any later date of coupon payment, the Bank will be able to redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.
[6]	As from September 16, 2021, the interest rate becomes a floating rate Libor 3 month plus 770.8 basis points. Between September 16, 2016 and September 15, 2021, the Group may redeem all or part of the bonds, with the penalty of the payment of an interest equivalent to the American Treasury plus 50 basis points. Additionally, from September 16, 2021 or at any later date of coupon payment, the Group can redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.
[7]	In November 2019, interest rate will become a variable rate Libor 3 month plus 816.7 basis points. As from that date and any interest payment date the Bank can redeem 100 percent of the bonds without penalty. Payment of principal will take place at the date of maturity or upon redemption.
[8]	As of November 2016, interest is accrued at a variable rate of Libor 3 month plus 2.79 basis points with semi-annual payments; likewise, as of that date, the Group can redeem all the certificates without penalties. The payment of the principal will occur on the date of expiration or redemption.
[9]	Leasing bonds are collateralized by assets financed by the Group.
[10]	This issuance are secured by the collection of BCP’s (including its foreign branches) future inflows from electronic messages sent through the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”) network and utilized within the network to instruct correspondent banks to make a payment of a certain amount to a beneficiary that is not a financial institution.